MANAGEMENT'S PLANS (Details) - USD ($)	1 Months Ended			2 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended		17 Months Ended	26 Months Ended
	Nov. 09, 2018	Jan. 31, 2016	Jun. 30, 2013	Nov. 30, 2018	Mar. 15, 2018	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2018
Approximate cash position								$ 3,260,000		$ 3,260,000
Approximate monthly expenditures							$ 490,000	480,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)							8,459,625	11,937,850
Amount raised from purchase agreement						$ 10,887,650	10,887,650	7,275,250		7,275,250	$ 10,887,650
Proceeds from option issued						100,000	100,000
Shares issued, value							135,333	226,093	$ 271,885
Subsequent Event [Member]
Approximate cash position	$ 2,385,000
Proceeds from option issued	$ 652,725
Institutional Investor [Member]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)		$ 20,000,000	$ 20,000,000
Term of agreement with institutional investor		36 months
Registering shares of common stock		5,000,000
Shares issued, value				$ 743,725		$ 1,475,700	$ 3,612,400	$ 5,722,060	$ 1,553,190	$ 7,275,250	$ 10,887,650
Institutional Investor [Member] | Subsequent Event [Member]
Shares issued, value					$ 786,900
Investor [Member] | Subsequent Event [Member]
Shares issued, value					$ 786,900